Cover	Jan. 20, 2021
Cover [Abstract]
Entity Central Index Key	0000882184
Amendment Flag	false
Document Type	8-K
Document Period End Date	Jan. 20, 2021
Entity Registrant Name	D.R. Horton, Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	1-14122
Entity Tax Identification Number	1341 Horton Circle
Entity Tax Identification Number	75-2386963
Entity Address, City or Town	Arlington
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	76011
City Area Code	817
Local Phone Number	390-8200
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Information [Line Items]
Entity Emerging Growth Company	false
Common Stock [Member]
Entity Information [Line Items]
Title of 12(b) Security	Common Stock, par value $.01 per share
Trading Symbol	DHI
Security Exchange Name	NYSE
Senior Notes [Member]
Entity Information [Line Items]
Title of 12(b) Security	5.750% Senior Notes due 2023
Trading Symbol	DHI 23A
Security Exchange Name	NYSE